Earnings / (Loss) Per Share (EPS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net Income / (loss)	$ (226,628,862)	$ (26,968,751)	$ 2,623,515
Less: Series C Preferred Shares dividends	(1,994,812)	(2,061,749)	(2,061,749)
Plus: Partial Redemption of Series C Preferred Shares	565,656
Less: (Income) / loss attributable to non-vested share awards	1,512,734	556,088	(12,208)
Net income / (loss) available to common shareholders	$ (226,545,284)	$ (28,474,412)	$ 549,558
Denominator
Weighted average number of common shares outstanding, basic and diluted (in shares)	1,461,786	611,746	572,738
Net income / (loss) per common share, basic and diluted (in dollars per shares)	$ (154.98)	$ (46.55)	$ 0.96